Notes Payable – Related Party (Tables)	6 Months Ended
Jun. 30, 2022
Notes Payable – Related Party [Abstract]
Schedule of notes to their present value
Amount
($)
Balance at December 31, 2020	4,528,549
Proceeds	-
Repayments	(2,058,720)
Contribution benefit	-
Finance expense	225,196
Foreign exchange adjustment	91,158
Balance, December 31, 2021	2,786,183
Foreign currency adjustment	(43,742)
Repayments	(64,854)
Foreign exchange adjustment	(1,041)
Finance expense	44,097
Balance, June 30, 2022	2,720,643
Current	2,085,381
Non-current	635,262